Acquisition of Chongqing Zhizao	12 Months Ended
Dec. 31, 2021
Acquisition of Chongqing Zhizao
Acquisition of Chongqing Zhizao

5. Acquisition of Chongqing Zhizao

Acquisition of Chongqing Zhizao

On December 28, 2018, the Company, through a wholly-owned subsidiary of Beijing CHJ, Chongqing Xinfan Machinery Co., Ltd. (the “Buyer” or “Xinfan”), entered into an acquisition agreement (the “Lifan Acquisition Agreement”) with Lifan Industry (Group) Co., Ltd. (“Lifan Industry” or the “Seller”) and its two wholly-owned subsidiaries Chongqing Zhizao (the “Target”) and Chongqing Lifan Passenger Vehicle Co., Ltd. (“Lifan Passenger Vehicle” or the “Divestiture Recipient”), to acquire an 100% equity interest in Chongqing Zhizao (the “Acquisition”). Chongqing Zhizao was formerly known as Chongqing Lifan Automobile Co., Ltd.

Prior to the completion of the Acquisition, Chongqing Zhizao transferred most of its assets and liabilities and the related rights and obligations to Lifan Passenger Vehicle in November 2018 (the “Divestiture”). After the Divestiture, Chongqing Zhizao still retained its Automotive Manufacturing Permission, working capital and certain lease contracts, and other financial assets or liabilities (hereinafter referred to as “Retained Assets and Liabilities”).

Key operating assets including plants, equipment, vehicle design and development technologies and raw materials had been transferred out from Chongqing Zhizao to Lifan Industry or Lifan Passenger Vehicle prior to the Acquisition. All employee contracts, operational systems and processes have also been transferred to Lifan Passenger Vehicle. No system, standard, protocol, convention, or rule that can create or has the ability to contribute to the creation of outputs were obtained by Xinfan. This Acquisition is determined to be an asset acquisition as no sufficient inputs and processes were acquired to produce outputs.

The Acquisition was completed on December 29, 2018 (the “Acquisition Date”) when the legal procedures were completed. Total consideration for the Acquisition was RMB650,000 in cash. As of December 31, 2021, the Group settled the aggregate amount of RMB648,000, of which RMB8,000 was settled with the outstanding loan receivable from Chongqing Lifan Holdings Ltd. (“Lifan Holdings”) (Note 8).

On December 19, 2019, Xinfan entered into a share transfer agreement (the “Lifan Disposal Agreement”) to dispose of its 100% equity interest in Chongqing Zhizao, with cash consideration of RMB0.001. The Retained Assets and Liabilities of Chongqing Zhizao not related to the manufacturing of Li ONE were transferred out to Lifan Industry and Lifan Passenger Vehicle upon the completion of the disposal of Chongqing Zhizao. A disposal loss of RMB4,503 was recognized on December 26, 2019, the disposal date of the transaction.